File Numbers:

                                                                333-63416

                                                                811-10419

UNITED STATES

Securities and Exchange Commission

Washington, DC.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 29                                             X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 29                                             X

The NorthQuest Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

16 Rimwood Lane, Colts Neck, NJ 07722

(Address of Principal Executive Offices)

732-842-3465

(Registrant's Telephone Number)

Peter J. Lencki

(Name of Agent)

16 Rimwood Lane, Colts Neck, NJ 07722

(Address of Agent)

It is proposed that this filing will become effective (check the appropriate box)

      [X] Immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Colts Neck and State of New Jersey on the 25th day of March, 2013.

      The NorthQuest Capital Fund, Inc.    By: /s/ Peter J. Lencki

                                                   -------------------------

                                                   Peter J. Lencki, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures –

                                                               Title                                              Date

By: /s/ Peter J. Lencki            President, Chairman and Treasurer

     -------------------                  (Principal Executive Officer)                 03/25/2013

         Peter J. Lencki              (Principal Financial &

                                                Accounting Officer)

                                                Director

 By: /s/ Mary E. Lencki                    Secretary

     --------------------                                                                                03/25/2013

         Mary E. Lencki

 By: /s/ Charles G. Camarata            Director

     -----------------------                                                                            03/25/2013

         Charles G. Camarara

 By: /s/ Robert S. Keesser                Director

     ---------------------                                                                               03/25/2013

         Robert S. Keesser

 By: /s/ John G. Padovano                Director

     --------------------                                                                                03/25/2013

         John G. Padovano

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………………………..XBRL Taxonomy Extension Presentation Linkbase